Total
ON iShares Managed Risk Balanced Portfolio

Ohio National Fund, Inc.

Supplement dated October 14, 2022

to the Prospectus dated April 29, 2022

The following supplements and amends the prospectus dated April 29, 2022, as previously supplemented:

Effective October 14, 2022, Ohio National Investments, Inc., has reduced the management fee that it charges for services provided in connection with the operation of the ON iShares Managed Risk Balanced Portfolio, ON iShares Managed Risk Moderate Growth Portfolio, and ON iShares Managed Risk Growth Portfolio (the “Portfolios”).

As a result of this management fee reduction, the prospectus is amended as follows:

ON iShares Managed Risk Balanced Portfolio

Fees and Expenses of the Portfolio

The Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other expenses*	0.04%
Acquired Fund Fees and Expenses**	0.10%
Total Annual Fund Operating Expenses***	0.69%

*	Annualized
**	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
***	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.

Principal Investment Strategies

The last sentence of the first paragraph under the heading Principal Investment Strategies is deleted and replaced with the following:

The underlying funds in which the Portfolio invests are money market funds, BlackRock ETFs and iShares ETFs, which are advised by BlackRock.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON iShares Managed Risk Balanced Portfolio ON iShares Managed Risk Balanced Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON iShares Managed Risk Balanced Portfolio ON iShares Managed Risk Balanced Portfolio Shares
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.04%	[1]
Acquired Fund Fees and Expenses	0.10%	[2]
Total Annual Fund Operating Expenses	0.69%	[3]
[1]	Annualized
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[3]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.

ON iShares Managed Risk Moderate Growth Portfolio

ON iShares Managed Risk Moderate Growth Portfolio

Fees and Expenses of the Portfolio

The Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other expenses*	0.04%
Acquired Fund Fees and Expenses**	0.09%
Total Annual Fund Operating Expenses***	0.68%

*	Estimated for the current fiscal year.
**	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
***	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.

Principal Investment Strategies

The last sentence of the first paragraph under the heading Principal Investment Strategies is deleted and replaced with the following:

The underlying funds in which the Portfolio invests are money market funds, BlackRock ETFs and iShares ETFs, which are advised by BlackRock.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON iShares Managed Risk Moderate Growth Portfolio ON iShares Managed Risk Moderate Growth Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON iShares Managed Risk Moderate Growth Portfolio ON iShares Managed Risk Moderate Growth Portfolio Shares
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.04%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Total Annual Fund Operating Expenses	0.68%	[3]
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
[3]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.

ON iShares Managed Risk Growth Portfolio

ON iShares Managed Risk Growth Portfolio

Fees and Expenses of the Portfolio

The Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other expenses*	0.04%
Acquired Fund Fees and Expenses**	0.09%
Total Annual Fund Operating Expenses***	0.68%

*	Estimated for the current fiscal year.
**	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
***	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.

Principal Investment Strategies

The last sentence of the first paragraph under the heading Principal Investment Strategies is deleted and replaced with the following:

The underlying funds in which the Portfolio invests are money market funds, BlackRock ETFs and iShares ETFs, which are advised by BlackRock.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON iShares Managed Risk Growth Portfolio ON iShares Managed Risk Growth Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON iShares Managed Risk Growth Portfolio ON iShares Managed Risk Growth Portfolio Shares
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.04%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Total Annual Fund Operating Expenses	0.68%	[3]
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
[3]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.